Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Interest income	$ 118,209,000	$ 105,434,000	$ 77,280,000
Related party outstanding balance:
Payable to SINA for the acquisition of the equity of STC (Note 6)	0	218,402,000
Accounts receivable	440,768,000	502,443,000
Prepaid expenses and other current assets	359,881,000	391,502,000
Other non-current assets	755,762,000	898,422,000
Accounts receivable	440,768,000	502,443,000
Accounts payable	161,493,000	161,029,000
Accrued and other liabilities	$ 656,445,000	913,984,000
Related Parties [Member] | Loans to and interest receivable
Related Party Transactions
Loan agreement term	5 years
Related party outstanding balance:
Other non-current assets	$ 349,716,000	454,912,000
Total of expenses	449,716,000	564,912,000
Other related parties
Related Party Transactions
Costs and expenses	33,900,000	32,300,000	62,600,000
Related party outstanding balance:
Accounts receivable	38,200,000	48,600,000
Accounts receivable	38,200,000	48,600,000
Accounts payable	36,800,000	21,700,000
Accrued and other liabilities	6,000,000.0	6,600,000
Other related parties | Loans to and interest receivable
Related party outstanding balance:
Prepaid expenses and other current assets	100,000,000	110,000,000
Credit losses recognized (reversal)	$ 2,100,000	$ 7,600,000	$ 0
SINA | Related Parties [Member]
Related Party Transactions
Loan agreement term	1 year	1 year	1 year
Loan to SINA	$ 1,105,700,000	$ 1,261,900,000	$ 978,200,000
Loan repaid by SINA	1,071,100,000	1,249,476,000	1,058,574,000
Revenue	66,810,000	76,946,000	111,521,000
Costs and expenses	36,483,000	47,178,000	38,270,000
Interest Income, Operating	14,913,000	14,770,000	17,943,000
Related party outstanding balance:
Amount due from SINA	486,397,000	487,117,000
Payable to SINA for the acquisition of the equity of STC (Note 6)	0	218,402,000
SINA | Related Parties [Member] | Loans to and interest receivable
Related party outstanding balance:
Amount due from SINA	445,200,000	420,400,000
SINA | Related Parties [Member] | Revenue billed through
Related Party Transactions
Revenue	41,557,000	44,962,000	68,351,000
SINA | Related Parties [Member] | Revenue from services provided to
Related Party Transactions
Revenue	25,253,000	31,984,000	43,170,000
SINA | Related Parties [Member] | Costs and expenses incurred by Weibo but paid by SINA
Related Party Transactions
Costs and expenses	24,900,000	37,700,000	48,000,000.0
SINA | Related Parties [Member] | Costs and expenses related to certain of SINA's activities for which Weibo made the payments
Related Party Transactions
Costs and expenses	9,900,000	600,000	800,000
Alibaba | Related Parties [Member]
Related Party Transactions
Services provided by Alibaba	23,366,000	33,745,000	44,006,000
Related party outstanding balance:
Accounts receivable	61,094,000	75,347,000
Accounts receivable	61,094,000	75,347,000
Alibaba | Related Parties [Member] | Advertising and marketing revenues as an advertiser
Related Party Transactions
Revenue	111,608,000	106,974,000	139,561,000
Alibaba | Related Parties [Member] | Advertising and marketing revenues as an agent
Related Party Transactions
Revenue		223,000	41,680,000
Company A | Other related parties | Loans to and interest receivable
Related party outstanding balance:
Prepaid expenses and other current assets	100,000,000	110,000,000
Company B | Other related parties | Loans to and interest receivable
Related party outstanding balance:
Other non-current assets	$ 349,716,000	$ 454,912,000
Minimum | Loans to and interest receivable
Related party outstanding balance:
Annual interest rate	4.00%	4.00%
Minimum | SINA | Related Parties [Member] | Loans to and interest receivable
Related party outstanding balance:
Annual interest rate	1.00%
Maximum | Related Parties [Member] | Loans to and interest receivable
Related party outstanding balance:
Annual interest rate	6.70%	6.70%
Maximum | SINA | Related Parties [Member] | Loans to and interest receivable
Related party outstanding balance:
Annual interest rate	4.00%
Advertising and marketing revenues | Other related parties
Related Party Transactions
Revenue	$ 32,700,000	$ 40,500,000	70,000,000.0
Advertising and marketing revenues | SINA | Related Parties [Member]
Related Party Transactions
Revenue	45,319,000	56,206,000	96,359,000
Value-added services revenues | Other related parties
Related Party Transactions
Revenue	2,700,000	8,100,000	3,300,000
Value-added services revenues | SINA | Related Parties [Member]
Related Party Transactions
Revenue	$ 21,491,000	$ 20,740,000	$ 15,162,000